Taxation - Schedule of Components Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United Kingdom	$ (447,808)	$ (83,049)	$ (28,289)
United States	(73,789)	(177,582)	(139,950)
Foreign Other	326,159	74,718	41,578
Loss before taxes	$ (195,438)	$ (185,913)	$ (126,661)